COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 - COMMITMENTS AND CONTINGENCIES

Commitments

As of June 30, 2025 and 2024, the Company had no material purchase commitments, significant capital commitments, long-term obligations or guarantees.

Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there was no material pending or threatened claims and litigation as of the issuance date of these consolidated financial statements.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)